UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22546

ClearBridge Energy MLP Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: July 1, 2013–June 30, 2014

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22546
Reporting Period: 07/01/2013 - 06/30/2014
ClearBridge Energy MLP Opportunity Fund

================= ClearBridge Energy MLP Opportunity Fund Inc. =================

BUCKEYE PARTNERS, L.P.

Ticker:       BPL            Security ID:  118230101
Meeting Date: JUN 03, 2014   Meeting Type: Annual
Record Date:  APR 07, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Forrest E. Wylie         For       For          Management
1.2   Elect Director Barbara J. Duganier      For       For          Management
1.3   Elect Director Joseph A. LaSala, Jr.    For       For          Management
1.4   Elect Director Martin A. White          For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

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CRESTWOOD MIDSTREAM PARTNERS LP

Ticker:       CMLP           Security ID:  226372100
Meeting Date: OCT 04, 2013   Meeting Type: Special
Record Date:  AUG 08, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management
3     Advisory Vote on Golden Parachutes      For       For          Management

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ENTERPRISE PRODUCTS PARTNERS L.P.

Ticker:       EPD            Security ID:  293792107
Meeting Date: SEP 30, 2013   Meeting Type: Special
Record Date:  AUG 19, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Omnibus Stock Plan                For       For          Management
2     Amend Nonqualified Employee Stock       For       For          Management
      Purchase Plan

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MAGELLAN MIDSTREAM PARTNERS, L.P.

Ticker:       MMP            Security ID:  559080106
Meeting Date: APR 24, 2014   Meeting Type: Annual
Record Date:  FEB 24, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James C. Kempner         For       For          Management
1.2   Elect Director Michael N. Mears         For       For          Management
1.3   Elect Director James R. Montague        For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       For          Management

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MARKWEST ENERGY PARTNERS, L.P.

Ticker:       MWE            Security ID:  570759100
Meeting Date: JUN 06, 2014   Meeting Type: Annual
Record Date:  APR 11, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Frank M. Semple          For       For          Management
1.2   Elect Director Donald D. Wolf           For       For          Management
1.3   Elect Director William A. Bruckmann,    For       For          Management
      III
1.4   Elect Director Michael L. Beatty        For       For          Management
1.5   Elect Director Charles K. Dempster      For       For          Management
1.6   Elect Director Donald C. Heppermann     For       For          Management
1.7   Elect Director Randall J. Larson        For       For          Management
1.8   Elect Director Anne E. Fox Mounsey      For       For          Management
1.9   Elect Director William P. Nicoletti     For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       For          Management

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PLAINS ALL AMERICAN PIPELINE LP

Ticker:       PAA            Security ID:  726503105
Meeting Date: NOV 19, 2013   Meeting Type: Special
Record Date:  SEP 20, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Omnibus Stock Plan              For       For          Management
2     Adjourn Meeting                         For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ClearBridge Energy MLP Opportunity Fund Inc.

By:	/s/ Kenneth D. Fuller Kenneth D. Fuller Chairman, President and Chief Executive Officer

Date	August 8, 2014